Disclosure of detailed information about aging of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Trade accounts receivable	$ 7,832	$ 4,220
Allowance for doubtful accounts	(91)	(163)	$ (46)
Accounts receivable	7,741	4,057
Current [Member]
Statement [Line Items]
Trade accounts receivable	6,554	2,876
Past due 31-60 days [Member]
Statement [Line Items]
Trade accounts receivable	420	637
Past due 61-90 days [Member]
Statement [Line Items]
Trade accounts receivable	244	223
Past due 91-120 days [Member]
Statement [Line Items]
Trade accounts receivable	139	134
Past due over 120 days [Member]
Statement [Line Items]
Trade accounts receivable	$ 475	$ 350